John Hancock
Classic Value Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 99.5%		$1,399,171,855
(Cost $1,518,081,132)
Consumer discretionary 21.3%		299,578,961
Auto components 3.4%
Lear Corp.	438,027	48,349,420
Automobiles 4.3%
Ford Motor Company	9,267,730	61,259,695
Household durables 5.8%
Mohawk Industries, Inc. (A)	478,438	38,203,274
Newell Brands, Inc.	2,609,784	42,800,458
Internet and direct marketing retail 1.1%
Booking Holdings, Inc. (A)	8,994	14,949,197
Textiles, apparel and luxury goods 6.7%
Gildan Activewear, Inc. (B)	3,168,950	56,280,552
PVH Corp.	775,511	37,736,365
Energy 12.8%		179,322,055
Energy equipment and services 9.9%
Baker Hughes Company	3,379,066	52,341,732
Halliburton Company	3,016,196	43,222,089
National Oilwell Varco, Inc.	3,754,800	43,217,748
Oil, gas and consumable fuels 2.9%
Cenovus Energy, Inc. (B)	2,920,347	13,024,748
Exxon Mobil Corp.	189,747	7,984,554
Royal Dutch Shell PLC, ADR, Class A (B)	655,189	19,531,184
Financials 39.5%		555,272,376
Banks 13.3%
Bank of America Corp.	1,473,926	36,671,279
Citigroup, Inc.	1,143,704	57,196,637
JPMorgan Chase & Co.	362,069	34,990,348
Wells Fargo & Company	2,362,917	57,324,366
Capital markets 6.7%
Morgan Stanley	687,157	33,588,234
The Goldman Sachs Group, Inc.	203,716	40,327,619
UBS Group AG (B)	1,754,343	20,490,726
Consumer finance 3.3%
Capital One Financial Corp.	730,156	46,583,953
Diversified financial services 5.3%
Equitable Holdings, Inc.	2,142,457	43,834,670
Voya Financial, Inc. (B)	626,722	30,960,067
Insurance 10.9%
American International Group, Inc.	2,252,395	72,391,976
Axis Capital Holdings, Ltd.	953,398	38,250,328
MetLife, Inc.	1,127,138	42,662,173
Health care 5.0%		69,886,504
Health care providers and services 4.0%
Cardinal Health, Inc.	385,711	21,067,535
McKesson Corp.	230,756	34,650,321
Pharmaceuticals 1.0%
Mylan NV (A)	879,494	14,168,648
2	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 10.1%		$142,096,309
Aerospace and defense 0.3%
Textron, Inc.	133,362	4,659,668
Industrial conglomerates 4.6%
General Electric Company	10,634,378	64,550,674
Machinery 5.2%
Stanley Black & Decker, Inc.	187,233	28,706,564
Wabtec Corp.	710,394	44,179,403
Information technology 5.6%		78,998,410
IT services 2.3%
Cognizant Technology Solutions Corp., Class A	467,293	31,925,458
Technology hardware, storage and peripherals 3.3%
Hewlett Packard Enterprise Company	4,769,296	47,072,952
Materials 2.4%		34,337,452
Chemicals 2.4%
Dow, Inc.	836,275	34,337,452
Utilities 2.8%		39,679,788
Electric utilities 2.8%
NRG Energy, Inc.	1,173,611	39,679,788

	Yield (%)	Shares	Value
Short-term investments 2.7%			$37,996,421
(Cost $37,947,901)
Short-term funds 2.7%			37,996,421
John Hancock Collateral Trust (C)	0.3334(D)	3,260,382	32,638,702
State Street Institutional Treasury Money Market Fund, Premier Class	0.0886(D)	5,357,719	5,357,719

Total investments (Cost $1,556,029,033) 102.2%	$1,437,168,276
Other assets and liabilities, net (2.2%)	(30,751,653)
Total net assets 100.0%	$1,406,416,623

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $31,863,213.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-20.
The fund had the following country composition as a percentage of net assets on 7-31-20:
United States	89.5%
Canada	4.9%
Bermuda	2.7%
Switzerland	1.5%
Netherlands	1.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,260,382	—	$296,128,419	$(263,554,388)	$16,151	$48,520	$468,584	—	$32,638,702
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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